Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Receipts-in-advance	¥ 69,629	¥ 73,583
Other payables	31,990	26,643
Accrued salaries, wages, labor service expenses and other benefits	6,950	6,535
Accrued expenses	87,003	84,105
Accrued expenses and other payables	¥ 195,572	¥ 190,866